INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories text block [Text Block]

	2022	2021
	US$’000	US$’000

Bunkers and other consumables at cost	15,278	13,909
	-	-
Ships reclassified from property plant and equipment as held for sale asset (Note 13) (a)	28,853	48,935
Sale of ships recognised as inventories (a)	(28,853)	(48,935)
	15,278	13,909

Disclosure of Detailed Information of Reclassification of Ships as Inventoriestext block [Text Block]
(a)
Ships reclassified from ships, property, plant and equipment as inventories is reconciled as follows:

	2022	2021
	US$’000	US$’000

Cost	41,297	70,204
Accumulated depreciation	(12,444)	(8,982)
Impairment	-	(12,287)
Carrying amount	28,853	48,935